Note 18 - Subsequent Events	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
18.	Subsequent Events

On December 1, 2022 the Company entered into an agreement to purchase 2,976,200 ("Units") of NevGold in a brokered private placement, for a total purchase price of $1,250. Each Unit, priced at $0.42 per Unit (the "Issue Price"), consists of one common share of NevGold (each, a "Common Share") and one-half of one Common Share purchase warrant (each whole warrant, a "Warrant") of NevGold. Each Warrant entitles the holder to purchase one Common Share at an exercise price of $0.60 until December 5, 2024. On December 5, 2022, NevGold announced it had closed the brokered private placement. Unless permitted under securities legislation, the NevGold Shares can not be traded before April 6, 2023.

On December 30, 2022, the Company entered into a new ATM Program which replaces the previous ATM program which was set to expire on January 1, 2023 in accordance with its terms. Pursuant to the new ATM Program, the Company may distribute up to US$50 million (or the equivalent in Canadian dollars) of ATM Shares. The ATM Shares sold under the new ATM Program, if any, will be sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Unless earlier terminated by the Company or the agents as permitted therein, the new ATM Program will terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) November 27, 2023.

On January 1, 2023, pursuant to the Option Agreement signed with NevGold (Note 6) the Company received 3,658,536 common shares of NevGold, which equates to $1,500 issued at $0.41 per share representing the 30-day VWAP share price in accordance with the terms of the agreement. Unless permitted under securities legislation, the NevGold Shares can not be traded before May 2, 2023.

On February 27, 2023, the Company announced the launch of US Gold's proposed IPO. The completion of the offering is subject to customary conditions and there can be no assurance that it will be completed as contemplated or at all.

Subsequent to November 30, 2022, the Company issued 4,139,920 ATM Shares under the ATM Program for gross proceeds of approximately $7.6 million, with aggregate commissions paid or payable to the Agents and other share issue costs of approximately $0.2 million.